Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

May 5, 2025

VIA EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549-0506

RE: Pacific Life Insurance Company

 Pacific Protective Growth, File nos. 333-282283

 Rule 497(j) Certification

On behalf of Pacific Life Insurance Company (“Pacific Life” or the “Company”), pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2025 being used for certain limited premium registered index-linked deferred annuity contracts offered by the Company and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 1 filed electronically with the Commission on April 25, 2025.

If you have any questions or comments with respect to this filing, please contact me at the number listed below.

Sincerely,

/s/ Alison Ryan

Alison Ryan

AVP & Managing Assistant General Counsel II

(949) 219-3268

Alison.Ryan@PacificLife.com